Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of Par Petroleum Corporation and its subsidiaries. All inter-company balances and transactions have been eliminated in consolidation.
Certain amounts previously reported in our consolidated financial statements for prior periods have been reclassified to conform to the current presentation.

Use Of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures. Actual amounts could differ from these estimates. Significant estimates include the fair value of assets and liabilities, natural gas and oil reserves, income taxes and the valuation allowances related to deferred tax assets, derivatives, asset retirement obligations, and contingencies and litigation accruals.

Cash And Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of all highly liquid investments with original maturities of three months or less. The carrying value of cash equivalents approximates fair value because of the short-term nature of these investments.

Restricted Cash
Restricted Cash
Restricted cash consists of cash not readily available for general purpose cash needs. Restricted cash relates to bankruptcy matters and cash held at commercial banks to support letter of credit facilities.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
We establish provisions for losses on trade receivables if it becomes probable we will not collect all or part of the outstanding balances. We review collectibility and establish or adjust our allowance as necessary using the specific identification method.

Inventories
Inventories
Commodity inventories are stated at the lower of cost or market value using the first-in, first-out accounting method. We value merchandise along with spare parts, materials and supplies at average cost.
Our refining and distribution segment acquires substantially all of its crude oil from Barclays Bank PLC (“Barclays”) under supply and exchange agreements as described in Note 9—Supply and Exchange Agreements. The crude oil remains in the legal title of Barclays and is stored in our storage tanks governed by a storage agreement. Legal title to the crude oil passes to us at the tank outlet. After processing, Barclays takes title to the refined products stored in our storage tanks until sold to our retail locations or to third parties. We record the inventory owned by Barclays on our behalf as inventory with a corresponding accrued liability on our balance sheet because we maintain the risk of loss until the refined products are sold to third parties.

Investment in Piceance Energy, LLC
Investment in Piceance Energy, LLC
We account for our Investment in Piceance Energy, LLC using the equity method as we have the ability to exert significant influence, but do not control its operating and financial policies. Our proportionate share of net income (loss) of this entity is included in Equity earnings (losses) from Piceance Energy, LLC in the consolidated statements of operations. The investment is reviewed for impairment when events or changes in circumstances indicate that there has been an other than temporary decline in the value of the investment.

Property Plant And Equipment
Property, Plant and Equipment
We capitalize the cost of additions, major improvements and modifications to property, plant, and equipment. The cost of repairs and normal maintenance of property, plant, and equipment is expensed as incurred. Major improvements and modifications of property, plant, and equipment are those expenditures that either extend the useful life, increase the capacity or improve the operating efficiency of the asset, or improve the safety of our operations. We compute depreciation of property, plant, and equipment using the straight-line method, based on the estimated useful life of each asset as follows:

Assets	Lives in Years
Refining	8 to 47
Logistics	3 to 30
Retail	14 to 18
Corporate	3 to 7
Software	3

We record property under capital leases at the lower of the present value of minimum lease payments using our incremental borrowing rate or the fair value of the leased property at the date of lease inception. We depreciate leasehold improvements and property acquired under capital leases over the shorter of the lease term or the economic life of the asset.
We review property, plant, and equipment and other long-lived assets whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment is indicated when the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying value. If this occurs, an impairment loss is recognized for the difference between the fair value and carrying value. Factors that indicate potential impairment include: a significant decrease in the market value of the asset, operating or cash flow losses associated with the use of the asset and a significant change in the asset’s physical condition or use.

Natural Gas and Oil Properties
Natural Gas and Oil Properties
We account for our natural gas and oil exploration and development activities using the successful efforts method of accounting. Under such method, costs of productive exploratory wells, development dry holes, and productive wells and undeveloped leases are capitalized. Natural gas and oil lease acquisition costs are also capitalized. Exploration costs, including personnel costs, certain geological or geophysical expenses, and delay rentals for natural gas and oil leases, are charged to expense as incurred. Exploratory drilling costs are initially capitalized, then evaluated quarterly and charged to expense if and when the well is determined not to have found reserves in commercial quantities. The sale of a partial interest in a proved property is accounted for as a cost recovery and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties.
Unproved properties are assessed quarterly on a property-by-property basis and any impairment in value is charged to expense. If the unproved properties are determined to be productive, the related costs are transferred to proved oil and natural gas properties and are depleted. Proceeds from sales of partial interests in unproved leases are accounted for as a recovery of cost without recognizing any gain or loss until all costs have been recovered.
Depreciation, depletion, and amortization ("DD&A") of capitalized acquisition, exploration, and development costs is computed using the units-of-production method by individual fields (common reservoirs) using proved producing natural gas and oil reserves as the related reserves are produced. Associated leasehold costs are depleted using the unit-of-production method based on total proved natural gas and oil reserves as the related reserves are produced.
Our natural gas and oil assets are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

Asset Retirement Obligations
Asset Retirement Obligations
We record asset retirement obligations (“AROs”) in the period in which we have a legal obligation, whether by government action or contractual arrangement, to incur these costs and can make a reasonable estimate of the liability. Our AROs arise from our refining and distribution business and from our retail operations, as well as plugging and abandonment of wells within our natural gas and oil operations. AROs are calculated based on the present value of the estimated removal and other closure costs using our credit-adjusted risk-free rate. When the liability is initially recorded, we capitalize the cost by increasing the book value of the related long-lived tangible asset. The liability is accreted to its estimated settlement value with accretion expense recognized in DD&A on our consolidated statement of operations and the related capitalized cost is depreciated over the asset’s useful life. We recognize a gain or loss at settlement for any difference between the settlement amount and the recorded liability, which is recorded as a loss on asset disposals and impairments in our consolidated statements of operations. We estimate settlement dates by considering our past practice, industry practice, contractual terms, management’s intent and estimated economic lives.
We cannot currently estimate the fair value for certain AROs primarily because we cannot estimate settlement dates (or range of dates) associated with these assets. These AROs include hazardous materials disposal (such as petroleum manufacturing by-products, chemical catalysts, and sealed insulation material containing asbestos), and removal or dismantlement requirements associated with the closure of our refining facility, terminal facilities, or pipelines, including the demolition or removal of certain major processing units, buildings, tanks, pipelines or other equipment.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the amount the purchase price exceeds the fair value of net assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment annually on October 1. We assess the recoverability of the carrying value of goodwill during the fourth quarter of each year or whenever events or changes in circumstances indicate that the carrying amount of the goodwill of a reporting unit may not be fully recoverable. We first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, a two-step quantitative test is required. If required, we will review the carrying value of the net assets of the reporting unit to the estimated fair value of the reporting unit. If the carrying value exceeds the estimated fair value of the reporting unit, an impairment indicator exists and an estimate of the impairment loss is calculated.
Our intangible assets include relationships with suppliers and shippers, favorable railcar leases, trade names, and trademarks. These intangible assets will be amortized over their estimated useful lives on a straight line basis. We evaluate the carrying value of our intangible assets when impairment indicators are present. When we believe impairment indicators may exist, projections of the undiscounted future cash flows associated with the use of and eventual disposition of the intangible assets are prepared. If the projections indicate that their carrying values are not recoverable, we reduce the carrying values to their estimated fair values.

Environmental Matters
Environmental Matters
We capitalize environmental expenditures that extend the life or increase the capacity of facilities as well as expenditures that prevent environmental contamination. We expense costs that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation. We record liabilities when environmental assessments and/or remedial efforts are probable and can be reasonably estimated. Cost estimates are based on the expected timing and extent of remedial actions required by governing agencies, experience gained from similar sites for which environmental assessments or remediation have been completed, and the amount of our anticipated liability considering the proportional liability and financial abilities of other responsible parties. Usually, the timing of these accruals coincides with the completion of a feasibility study or our commitment to a formal plan of action. Estimated liabilities are not discounted to present value and environmental expenses are recorded in operating expenses in our consolidated statements of operations.

Derivatives and Other Financial Instruments
Derivatives and Other Financial instruments
We periodically enter into commodity price risk transactions to manage our exposure to natural gas and oil price volatility. These transactions may take the form of non-exchange traded fixed price forward contracts and exchange-traded futures contracts, collar agreements, swaps, or options. The purpose of the transactions is to provide a measure of stability to our cash flows in an environment of volatile commodity prices.
Our commodity marketing and logistics segment enters into fixed-price forward purchase and sale contracts for crude oil. The contracts typically contain settlement provisions in the event of a failure of either party to fulfill its commitments under the contract. Our policy is to fulfill or accept the physical delivery of the product, even if shipment is delayed, and will not net settle. Should we not designate a contract as a normal purchase or normal sale, the contract would be accounted for at fair value on our consolidated balance sheets and marked to market each reporting period with changes in fair value being charged to earnings. As of December 31, 2014 and 2013, we have elected the normal purchase normal sale exemption for all outstanding contracts. As a result, we did not recognize the unrealized gains or losses related to these contracts in our consolidated financial statements.
In addition, from time to time we may have other financial instruments, such as warrants or embedded debt features, that may be classified as liabilities when either (a) the holders possess rights to net cash settlement, (b) physical or net equity settlement is not in our control, or (c) the instruments contain other provisions that cause us to conclude that they are not indexed to our equity. Such instruments are initially recorded at fair value and subsequently adjusted to fair value at the end of each reporting period through earnings.
Please read Note 10—Debt and Note 11—Fair Value Measurements for information regarding our common stock warrants which are accounted for as liabilities. In addition, our former delayed draw term loan facility contained certain puts that were accounted for as embedded derivatives.

Accrued Settlement Claims
Accrued Settlement Claims
We accrued an estimate of the settlement liability relating to claims resulting from our bankruptcy. Please read Note 12—Commitments and Contingencies for further information.

Income Taxes
Income Taxes
We use the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in income tax rates is recognized in the results of operations in the period that includes the enactment date. The realizability of deferred tax assets is evaluated quarterly based on a “more likely than not” standard, and to the extent this threshold is not met, a valuation allowance is recorded.
We recognize the impact of an uncertain tax position only if it is more likely than not of being sustained upon examination by the relevant taxing authority based on the technical merits of the position. As a general rule, our open years for Internal Revenue Service (“IRS”) examination purposes are 2011, 2012, and 2013. However, since we have net operating loss carryforwards, the IRS has the ability to make adjustments to items that originate in a year otherwise barred by the statute of limitations in order to re-determine tax for an open year to which those items are carried. Therefore, in a year in which a net operating loss deduction is claimed, the IRS may examine the year in which the net operating loss was generated and adjust it accordingly for purposes of assessing additional tax in the year the net operating loss deductions was claimed. Any penalties or interest as a result of an examination will be recorded in the period assessed.

Stock Based Compensation
Stock Based Compensation
We recognize the cost of share-based payments over the period the employee provides service, generally the vesting period, and include such costs in General and administrative expense in the consolidated statements of operations. The fair value of equity instruments issued to employees is measured on the grant date and recognized over the service period on a straight-line basis.

Revenue Recognition
Revenue Recognition
We recognize revenue when it is realized or realizable and earned. Revenue is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed or determinable, and collectability is reasonably assured. Revenue that does not meet these criteria is deferred until the criteria are met.
Certain transactions include sale and purchase transactions entered into with the same counterparty that are deemed to be in contemplation with one another and are recorded on a net basis and included in Cost of revenues on our consolidated statements of operations.
Refining and Distribution. We recognize revenues upon delivery of goods or services to a customer. For goods, this is the point at which title and risk of loss is transferred and when payment has either been received or collection is reasonably assured. Revenues for services are recorded when the services have been provided. We include transportation fees charged to customers in Revenues in our consolidated statements of operations, while the related transportation costs are included in Cost of revenues.
Retail. We recognize revenues upon delivery of goods or services to a customer. For goods, this is the point at which title and risk of loss is transferred and when payment has either been received or collection is reasonably assured. Federal excise and state motor fuel taxes, which are collected from customers and remitted to governmental agencies within our retail segment are excluded from both Revenues and Cost of revenues in our consolidated statements of operations.
Natural Gas and Oil. Revenues are recognized when title to the products transfers to the purchaser. We follow the “sales method” of accounting for our natural gas and oil revenue and recognize sales revenue on all natural gas or oil sold to our purchasers, regardless of whether the sales are proportionate to our ownership in the property. A liability is recognized only to the extent that we have an imbalance on a specific property greater than the expected remaining proved reserves. As of December 31, 2014 and 2013, our aggregate natural gas and oil imbalances were not material to our consolidated financial statements.
     Commodity Marketing and Logistics. We earn revenues from the sale and transportation of oil and the rental of railcars. Accordingly, revenues and related costs from sales of oil are recorded when title transfers to the buyer. Transportation revenues are recognized when title passes to the customer, which is when risk of ownership transfers to the purchaser, and physical delivery occurs. Revenues from the rental of railcars are recognized ratably over the lease periods.

Other Post-retirement Benefits - Medical
Other Post-retirement Benefits - Medical
We recognize an asset for the overfunded status or a liability for the underfunded status of its post-retirement benefit plan. The funded status is recorded within Other long-term liabilities. Changes in the plan's funded status are recognized in Other comprehensive loss in the period the change occurs.

Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements are categorized with the highest priority given to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority given to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1 –	Assets or liabilities for which the item is valued based on quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 –	Assets or liabilities valued based on observable market data for similar instruments.

Level 3 –
Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments valued based on the best available data, some of which is internally-developed, and considers risk premiums that a market participant would require.

The level in the fair value hierarchy within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. Our policy is to recognize transfers in and/or out of fair value hierarchy as of the end of the reporting period for which the event or change in circumstances caused the transfer. We have consistently applied these valuation techniques for the periods presented. We use data from peers as well as external sources in the determination of the volatility and risk free rates used in our fair value calculations. A sensitivity analysis is performed as well to determine the impact of inputs on the ending fair value estimate.

Loss Per Share
Loss Per Share
Basic loss per share (“EPS”) is computed by dividing net loss by the sum of the weighted average number of common shares outstanding and the weighted average number of shares issuable under the warrants. Please read Note 15—Loss Per Share for further information. The warrants are included in the calculation of basic EPS because they are issuable for minimal consideration. Non-vested restricted stock is excluded from the computation of basic EPS as these shares are not considered earned until vesting occurs.

Foreign Currency Transactions
Foreign Currency Transactions
We may, on occasion, enter into transactions denominated in currencies other than the U. S. dollar, our functional currency. Gains and losses resulting from changes in currency exchange rates between the functional currency and the currency in which a transaction is denominated are included in Other income (expense), net, in the accompanying consolidated statement of operations in the period in which the currency exchange rates change.

Accounting Principles Note Yet Adopted
Accounting Principles Not Yet Adopted
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The FASB’s objective was to provide a more robust framework to improve comparability of revenue recognition practices across entities by removing most industry and transaction specific guidance, align GAAP with International Financial Reporting Standards, and provide more useful information to financial statement users. This authoritative guidance changes the way entities recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. ASU No. 2014-09 is effective for interim and annual periods beginning after December 15, 2016 and early adoption is not permitted. We are in the process of determining the impact this guidance will have on our financial condition, results of operations and cash flows.
In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. The amendments in this ASU are effective for interim and annual periods beginning after December 15, 2016 and early adoption is permitted. We do not expect the adoption of ASU 2014-15 to have a material impact on our financial condition, results of operations and cash flows.
In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis ("ASU 2015-02"). ASU 2015-02 changes the consolidation analysis required under U.S.generally accepted accounting principles. ASU 2015-02 eliminates the presumption that a general partner should consolidate a limited partnership and modifies the evaluation of whether limited partnerships are Variable Interest Entities ("VIEs") or voting interest entities. Under the amended guidance, limited partners would be required to consolidate a partnership if the limited partner retains certain powers and obligations. The amendments in this ASU are effective for annual periods beginning after December 15, 2016, and interim periods beginning after December 15, 2017. Early adoption is permitted, but the guidance must be applied as of the beginning of the annual period containing the adoption date. We are in the process of determining the impact this guidance will have on our financial condition, results of operations and cash flows.